Authorization of consolidated financial statements	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Authorization of consolidated financial statements

35. Authorization of consolidated financial statements

The consolidated financial statements for the year ended 30 June 2025 (including comparatives) were approved by the board of directors on 11 November 2025.